RELATED PARTY TRANSACTIONS (Details) - Officers And Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Salaries	$ 0	$ 0	$ 0
Short-term employee benefits	2	2	13
Stock-based compensation	1,404	2,998	3,814
Total	$ 1,406	$ 3,000	$ 3,827